CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
CONVERTIBLE NOTES
NOTE 10:-    CONVERTIBLE NOTES

2030 Convertible Notes

In September 2025, the Company issued $1,150,000 aggregate principal amount, 0.00% coupon rate of Convertible Senior Notes due 2030 (the “2030 Convertible Notes”). The 2030 Convertible Notes will mature on September 15, 2030, unless earlier repurchased, redeemed or converted. Upon conversion, the Company will pay or deliver, at its election, cash, ordinary shares, or a combination of cash and ordinary shares.

The 2030 Convertible Notes are initially convertible at a rate of 4.7509 ordinary shares per $1,000 principal amount of notes (equivalent to an initial conversion price of approximately $210.49 per ordinary share). The conversion rate is subject to adjustment in accordance with the terms of the indenture. Following certain corporate events that occur prior to the maturity date or the Company’s delivery of a redemption notice, the Company will, in certain circumstances, increase the conversion rate for a holder who elects to convert their notes in connection with such corporate event or notice of redemption, as the case may be.

Conversion terms of the 2030 Convertible Notes

Holders may convert their notes at their option at any time prior to the close of business on the business day immediately preceding March 15, 2030, only under the following circumstances:

a.During any calendar quarter commencing after December 31, 2025 (and only during such calendar quarter), if the last reported sale price of the Company's ordinary shares for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days ending on and including the last trading day of the immediately preceding quarter was greater than or equal to 130% of the conversion price on each applicable trading day.

b. During the five-business day period after any ten consecutive trading day period (the “measurement period”) in which the trading price per $1,000 principal amount of notes for each trading day of the measurement period was less than 98% of the product of the last reported sale price of the ordinary shares and the conversion rate on each such trading day.

c.If the Company called the notes for a tax or optional redemption, at any time prior to the close of business on the second scheduled trading day immediately preceding the applicable redemption date.

d.Upon the occurrence of specified corporate events.
NOTE 10:-    CONVERTIBLE NOTES (Cont.)

On or after March 15, 2030, until the close of business on the second scheduled trading day immediately preceding the maturity date, holders may convert their 2030 Convertible Notes at any time, regardless of the foregoing circumstances. During the year ended December 31, 2025, the conditions allowing holders of the 2030 Convertible Notes to convert were not met. The Notes are therefore not convertible as of December 31, 2025 and are classified as long-term liability.

Holders of the 2030 Convertible Notes who convert their Notes in connection with certain corporate events that constitute a make-whole fundamental change (as defined in the indenture), or in connection with a redemption notice, may be entitled, under certain circumstances, to an increase in the conversion rate. Additionally, upon the occurrence of a fundamental change, holders may require the Company to repurchase all or a portion of their 2030 Convertible Notes at a price equal to 100% of the principal amount being repurchased, plus any accrued and unpaid special interest.

The Company may not redeem the 2030 Convertible Notes prior to September 20, 2028, except in the event of certain changes in tax law. On or after September 20, 2028, the Company may redeem for cash all or any portion of the 2030 Convertible Notes, at its option, if the last reported sale price of its ordinary shares has been at least 130% of the conversion price then in effect for at least 20 trading days (whether or not consecutive) during any 30 consecutive trading day period (including the last trading day of such period) ending on and including the trading day immediately preceding the date on which the Company provides notice of the redemption at a redemption price equal to 100% of the principal amount of the notes to be redeemed, plus any accrued and unpaid special interest, if any, to, but excluding, the redemption date.

The carrying amount of the liability is represented by the face amount of the notes, less total issuance costs, plus any amortization of issuance costs. The total issuance costs upon issuance of the notes were $25,942 and are amortized to interest expense using the effective interest rate method over the contractual term of the notes. Interest expense is recognized at an annual effective interest rate of 0.46% over the contractual term of the notes.
NOTE 10:-    CONVERTIBLE NOTES (Cont.)

The net carrying amount of the 2030 Convertible Notes were as follows:

	December 31,
	2025	2024

Principal original amount	$1,150,000	$—
Unamortized debt issuance costs	(24,231)	—

Net carrying amount	$1,125,769	$—

The Company recognized interest expense on the 2030 Convertible Notes as follows:

	Year ended December 31,
	2025	2024	2023

Amortization of debt issuance costs	$1,711	$—	$—

2030 Capped Call Transactions

In connection with the pricing of the 2030 Convertible Notes, the Company entered into Capped Call Transactions (the “2030 Capped Call Transactions” or “2030 Capped Calls”) with certain of the initial purchasers of the notes and/or their affiliates and other financial institutions.

The 2030 Capped Call Transactions are purchased call options in respect of the Company’s ordinary shares, which cover, subject to anti-dilution adjustments substantially similar to those in the 2030 Convertible Notes, the number of the Company’s ordinary shares that initially underlie the 2030 Convertible Notes. Each 2030 Capped Call Transaction has an initial strike price of $210.49 per share and an initial cap price of $267.89 per share. The 2030 Capped Call Transactions are intended to offset potential dilution to the Company’s ordinary shares and/or offset the potential cash payments that the Company could be required to make in excess of the principal amount upon any conversion of the notes under certain circumstances. The 2030 Capped Call Transactions will expire in 2030, if not unwound earlier.

The Company paid an aggregate amount of $71,875 for the 2030 Capped Call Transactions, which was recorded as a reduction to additional paid-in capital in the consolidated balance sheets.
NOTE 10:-    CONVERTIBLE NOTES (Cont.)
2025 Convertible Notes

In August 2020, The Company issued $575,000 aggregate principal amount, 0.00% coupon rate, of Convertible Senior Notes due 2025 (the “2025 Convertible Notes”). The 2025 Convertible Notes were set to mature on August 15, 2025, unless earlier repurchased, redeemed or converted. Upon conversion, the Company could pay or deliver, at its election, cash, ordinary shares, or a combination of cash and ordinary shares. The 2025 Convertible Notes were not converted, and the Company repaid the full principal amount of $575,000 at maturity on August 15, 2025.

The 2025 Convertible Notes were convertible at a conversion rate of 2.4813 ordinary shares per $1,000 principal amount of notes (equivalent to an initial conversion price of approximately $403.01 per ordinary share). The conversion rate was subject to adjustment in accordance with the terms of the indenture. Following certain corporate events that occur prior to the maturity date, or the Company’s delivery of a redemption notice, the Company was required, in certain circumstances, to increase the conversion rate for a holder who elects to convert their notes in connection with such corporate event or notice of redemption, as the case may be.

Conversion terms of the 2025 Convertible Notes:

Holders were able to convert their notes at their option at any time prior to the close of business on the business day immediately preceding February 15, 2025 only under the following circumstances:

a.During any calendar quarter commencing after December 31, 2020 (and only during such calendar quarter), if the last reported sale price of the Company’s ordinary shares for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days ending on, and including, the last trading day of the immediately preceding quarter was greater than or equal to 130% of the conversion price on each applicable trading day.

b.During the five-business day period after any ten consecutive trading day period (the “measurement period”) in which the trading price per $1,000 principal amount of notes for each trading day of the measurement period was less than 98% of the product of the last reported sale price of the ordinary shares and the conversion rate on each such trading day.

c.If the Company called the notes for a tax or optional redemption, at any time prior to the close of business on the second scheduled trading day immediately preceding the applicable redemption date; or
NOTE 10:-    CONVERTIBLE NOTES (Cont.)

d.Upon the occurrence of specified corporate events.

On or after February 15, 2025 until the close of business on the second scheduled trading day immediately preceding the maturity date, holders were able to convert their 2025 Convertible Notes at any time, regardless of the foregoing circumstances. The conditions for conversion of the 2025 Convertible Notes were not satisfied.

Holders of the 2025 Convertible Notes who converted their notes in connection with certain corporate events that constituted a make-whole fundamental change (as defined in the indenture), or in connection with a redemption notice, under certain circumstances, could have been entitled to an increase in the conversion rate. Additionally, upon the occurrence fundamental change, holders could have required the Company to repurchase all or a portion of their 2025 Convertible Notes at a price equal to 100% of the principal amount being repurchased, plus any accrued and unpaid special interest.

The Company could not redeem the 2025 Convertible Notes prior to August 21, 2023, except in the event of certain changes in tax law. On or after August 21, 2023. the Company could redeem for cash all or any portion of the 2025 Convertible Notes, at its option, if the last reported sale price of its ordinary shares had been at least 130% of the conversion price then in effect for at least 20 trading days (whether or not consecutive) during any 30 consecutive trading day period (including the last trading day of such period) ending on, and including, the trading day immediately preceding the date on which the Company provides notice of the redemption at a redemption price equal to 100% of the principal amount of the notes to be redeemed, plus any accrued and unpaid special interest if any, to, but excluding, the redemption date.

The carrying amount of the liability was represented by the face amount of the notes, less total issuance costs, plus any amortization of issuance costs. The total issuance costs upon issuance of the notes were $15,712 and are amortized to interest expense using the effective interest rate method over the contractual term of the notes. Interest expense was recognized at an annual effective interest rate of 0.56% over the contractual term of the notes.
NOTE 10:-    CONVERTIBLE NOTES (Cont.)

The net carrying amount of the 2025 Convertible Notes were as follows:

	December 31,
	2025	2024

Principal original amount	$575,000	$575,000
Unamortized debt issuance costs	—	(2,120)
Repayment of convertible notes	(575,000)	—

Net carrying amount	$—	$572,880

The Company recognized interest expense on the 2025 Convertible Notes as follows:

	Year ended December 31,
	2025	2024	2023

Amortization of debt issuance costs	$2,120	$3,166	$3,148

2025 Capped Call Transactions

In connection with the pricing of the 2025 Convertible Notes, the Company entered into Capped Call Transactions (the “2025 Capped Call Transactions” or “2025 Capped Calls”) with certain of the purchasers of the notes and/or their affiliates and other financial institutions.

The 2025 Capped Call Transactions were purchased call options that gave the Company the option to purchase the Company's ordinary shares, subject to anti-dilution adjustments substantially identical to those in the 2025 Convertible Notes. The 2025 Capped Call Transactions were intended to offset potential dilution to the Company’s ordinary shares and/or offset the potential cash payments that the Company could have been required to make in excess of the principal amount upon conversion of the notes under certain circumstances. The 2025 Capped Call Transactions expired unexercised in 2025.

The Company paid an aggregate amount of $46,000 for the 2025 Capped Call Transactions, which was recorded as a reduction to additional paid-in capital in the consolidated balance sheets.
NOTE 10:-    CONVERTIBLE NOTES (Cont.)

2023 Convertible Notes

In June and July of 2018, the Company issued $442,750 aggregate principal amount, 0.00% coupon rate, of Convertible Senior Notes due 2023 (the “2023 Convertible Notes”). During the first quarter of 2021, the 2023 Convertible Notes were partially converted into 560,770 ordinary shares. The Company fully repaid the remaining principal amount of $362,667 of the 2023 Convertible Notes at maturity on July 1, 2023.

The 2023 Convertible were convertible at a conversion rate of 7.0113 ordinary shares per $1,000 principal amount of notes (equivalent to a conversion price of approximately $142.63 per ordinary share). The conversion terms of the 2023 Convertible Notes were substantively similar to those of the 2030 Convertible Notes described above.
The total issuance costs upon issuance of the notes were $12,601 and were amortized using the effective interest method until the notes' conversion or maturity, as applicable. Interest expense was recognized at an annual effective interest rate of 0.58% over the contractual term of the notes, as follows:

	Year ended December 31,
	2025	2024	2023

Amortization of debt issuance costs	$—	$—	$1,046

2023 Capped Call Transactions

In connection with the pricing of the 2023 Convertible Notes, the Company entered into Capped Call Transactions (the “2023 Capped Call Transactions”). These transactions were designed to reduce the potential dilution to the ordinary shares upon any conversion of the 2023 Convertible Notes and/or offset any cash payments the Company might be required to make in excess of the principal amount upon conversion under certain events. The 2023 Capped Call Transactions expired out-of-the-money in 2023. The cost of the 2023 Capped Call Transactions, totaling $45,338, was recorded as a reduction to additional paid-in capital in the consolidated balance sheets.